INCOME TAX - Year of Expiration and Amount of Available Unused Net Operating Losses (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused net operating losses	$ 24,074	$ 25,947
2025
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused net operating losses	0	1,711
2026
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused net operating losses	2,090	1,978
2027
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused net operating losses	3,484	4,140
2028
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused net operating losses	14,059	12,978
2029
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused net operating losses	493	483
2030
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused net operating losses	332	0
2032
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused net operating losses	161	155
2033
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused net operating losses	719	689
2034
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused net operating losses	1,218	0
2035
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused net operating losses	907	0
No expiration
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused net operating losses	$ 611	$ 3,813